Accounts Receivable, Net	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET

Note 5 – ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consists of the following:

	December 31, 2018	December 31, 2017
Accounts receivable	$30,472,846	$24,135,940
Less: Allowance for doubtful accounts	(422,340)	(446,357)
Accounts receivable, net	$30,050,506	$23,689,583

The changes in allowance for doubtful accounts consist of the following:

	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016
Balance, beginning of the year	$446,357	$-	$22,535
Provision for doubtful accounts	-	429,803	33,993
Uncollectible receivables written-off	-	-	(56,010)
Translation adjustments	(24,017)	16,554	(518)
Balance, end of the year	$422,340	$446,357	$-